Marketable Securities	3 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Marketable Securities
3.	Marketable Securities

The following table summarizes the available-for-sale securities held at March 31, 2017 and December 31, 2016 (in thousands):

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
March 31, 2017
U.S. government agency securities and treasuries	$39,599	$—	$(17)	$39,582
Corporate debt securities	826	—	—	826

Total available-for-sale securities	$40,425	$—	$(17)	$40,408

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
December 31, 2016
U.S. government agency securities and treasuries	$42,516	$4	$(8)	$42,512
Corporate debt securities	1,554	—	—	1,554

Total available-for-sale securities	$44,070	$4	$(8)	$44,066

There were no available-for-sale securities held as of March 31, 2017 that had remaining maturities greater than one year.

3.	Marketable Securities

The following table summarizes the available-for-sale securities held at December 31, 2016 (in thousands):

December 31, 2016	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
U.S. government agency securities and treasuries	$42,516	$4	$(8)	$42,512
Corporate debt securities	1,554	—	—	1,554

Total available-for-sale securities	$44,070	$4	$(8)	$44,066

The Company did not have available for sale securities at December 31, 2015. There were no available for sale securities held as of December 31, 2016 with maturities greater than one year.